Expense Example - Bond Market Index Fund	Class J 1 year	Class J 3 years	Class J 5 years	Class J 10 years	Institutional Class 1 year	Institutional Class 3 years	Institutional Class 5 years	Institutional Class 10 years	Class R-1 1 year	Class R-1 3 years	Class R-1 5 years	Class R-1 10 years	Class R-3 1 year	Class R-3 3 years	Class R-3 5 years	Class R-3 10 years	Class R-4 1 year	Class R-4 3 years	Class R-4 5 years	Class R-4 10 years	Class R-5 1 year	Class R-5 3 years	Class R-5 5 years	Class R-5 10 years
USD ($)	152	168	294	663	15	53	94	215	104	329	572	1,269	73	231	404	905	53	171	300	675	41	133	233	528